FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2015
FINANCIAL INSTRUMENTS [Abstract]
Carrying Value and Estimated Fair Value of the Partnership's Financial Instruments
The carrying value and estimated fair value of our financial instruments as of June 30, 2015 and December 31, 2014 are as follows:

		June 30, 2015		December 31, 2014
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	59,498	59,498	98,998	98,998
Restricted cash and short-term investments	Level 1	173,752	173,752	172,383	172,383
Short-term debt due to related party (7)	Level 3	—	—	20,000	20,000
Long-term debt due to related parties (3)	Level 2	100,000	100,000	—	—
2012 Norwegian Bonds (1)	Level 1	165,538	171,952	174,450	173,578
2015 Norwegian Bonds (2)	Level 1	150,000	150,000	—	—
Long-term debt — floating (3)	Level 2	970,626	970,626	858,082	858,052
Obligations under capital leases (3)	Level 2	152,437	152,437	150,997	150,997

Derivatives:
Interest rate swaps asset (4) (5)	Level 2	2,682	2,682	3,617	3,617
Cross currency interest rate swap liability (6)	Level 2	68,423	68,423	56,639	56,639
Interest rate swaps liability (4) (5)	Level 2	14,817	14,817	15,222	15,222

(1) 2012 Norwegian bonds with a carrying value of $165.5 million and $174.5 million as of June 30, 2015 and December 31, 2014, respectively, are included under long-term debt on the balance sheet. The fair value of the bonds as of June 30, 2015 was $172.0 million, which is 96.27% of their face value.

(2) On May 22, 2015, we completed the issuance and sale of $150 million aggregate principal amount of 5 years non-amortizing bonds in Norway (the “2015 Norwegian Bonds”). The 2015 Norwegian Bonds mature on May 22, 2020 and bear interest at a rate of LIBOR plus 4.4%. In connection with the issuance of the 2015 Norwegian Bonds, we entered into economic hedge interest rate swap to reduce the risk associated with fluctuations in interest rates by converting the floating rate of the interest obligation under the 2015 Norwegian Bonds to an all-in fixed rate of 6.275%

(3) Our long-term debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets.

(4) Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(5) The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 6) that qualify and are designated as cash flow hedges as of June 30, 2015 and December 31, 2014 was a net liability of $2.2 million (with a notional amount of $147.5 million) and a net liability of $2.0 million (with a notional amount of $211.6 million), respectively. The expected maturity of these interest rate agreements is from December 2015 to March 2018.

(6) In order to hedge our exposure to currency fluctuations under our 2012 NOK denominated senior unsecured bonds, we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. We designated the cross currency interest rate swap as a cash flow hedge. As of June 30, 2015, the following are the details on the cross currency interest rate swap:

Instrument (in thousands)	Notional amount		Maturity date	Rate	Fair value asset/(liability)
	In NOK	In USD
Cross currency interest rate swap	1,300,000	227,193	Oct 2017	6.485%	(68,423)

As of June 30, 2015 and December 31, 2014, our accumulated other comprehensive income included an unrealized loss of $7.0 million and an unrealized loss of $4.2 million, respectively, in respect of the cross currency interest rate swap designated as a cash flow hedge.

(7) On June 24, 2015, the $20.0 million revolving credit facility with Golar was repaid.

Schedule Of Cash Flow Hedging Relationships Relating To Cross Currency Interest Rate Swap Contracts And Changes In Equity
As of June 30, 2015, the following are the details on the cross currency interest rate swap:

Instrument (in thousands)	Notional amount		Maturity date	Rate	Fair value asset/(liability)
	In NOK	In USD
Cross currency interest rate swap	1,300,000	227,193	Oct 2017	6.485%	(68,423)

Offsetting Assets
Notwithstanding the master netting arrangements in place, as of June 30, 2015, the interest rate swap assets cannot be set-off against the interest rate swap liabilities as these are with different counterparties.

	June 30, 2015			December 31, 2014
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	2,682	(1,295)	1,387	3,617	(1,831)	1,786
Total liability derivatives	14,817	(1,295)	13,522	15,222	(1,831)	13,391

Offsetting Liabilities
Notwithstanding the master netting arrangements in place, as of June 30, 2015, the interest rate swap assets cannot be set-off against the interest rate swap liabilities as these are with different counterparties.

	June 30, 2015			December 31, 2014
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	2,682	(1,295)	1,387	3,617	(1,831)	1,786
Total liability derivatives	14,817	(1,295)	13,522	15,222	(1,831)	13,391

Interest Rate Swap Transactions
As of June 30, 2015, we have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below.  The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional amount		Maturity Dates			Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	1,317,997	(1)	Dec. 2015	to	May. 2022	1.07%	to	6.485%
(1) This includes the nominal value of the cross currency interest rate swap of $227.2 million described in footnote 6 above.